Income Taxes	9 Months Ended
Sep. 30, 2024
Income Taxes
Income Taxes
Note 10	Income Taxes

The Company established a full valuation allowance for all periods presented due to the uncertainty of realizing future tax benefits from its net operating loss carry-forwards and other deferred tax assets. As of September 30, 2024 and December 31, 2023, the Company has a valuation allowance of $3,459,310 and $2,463,599, respectively. Management assesses the need for the valuation allowance on a quarterly basis. In assessing the need for a valuation allowance, the Company considers all positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and past financial performance.

The Company evaluates and updates the estimated annual effective income tax rate on a quarterly basis based on current and forecasted operating results and tax laws. Consequently, based upon the mix and timing of the Company’s actual earnings compared to annual projections, the effective tax rate may vary quarterly and may make quarterly comparisons not meaningful. The quarterly income tax provision is generally comprised of tax expense on income or benefit on loss at the most recent estimated annual effective tax rate. The tax effect of discrete items is recognized in the period in which they occur at the applicable statutory rate.

For the three and nine months ended September 30, 2024, the Company recorded income tax benefit of $550,030 and $2,791,238, respectively for continuing operations. The effective tax rate of 5.1% applied to income for nine months ended September 30, 2024, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, goodwill impairment charges, changes in fair value of financial instruments, and changes to valuation allowance.

For the three and nine months ended September 30, 2023, the Company (as the successor of VSee Lab for accounting purposes) recorded income tax benefit of $233,716 and $590,954, respectively, for continuing operations. The effective tax rate of 37.5% applied to income for the nine months ended September 30, 2023, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, changes in fair value of financial instruments, and changes to valuation allowance.